Intangible Assets - Details of Key Assumptions by CGU for Impairment Test (Detail)	Dec. 31, 2019	Dec. 31, 2018
Mexico [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	7.30%	7.40%
Post-tax WACC	5.20%	5.30%
Colombia [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	8.90%	7.80%
Post-tax WACC	6.20%	5.20%
Costa Rica [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	13.80%	13.90%
Post-tax WACC	9.70%	9.20%
Guatemala [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.10%	9.40%
Post-tax WACC	7.10%	7.50%
Nicaragua [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	21.10%	21.20%
Post-tax WACC	12.40%	11.00%
Panama [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	8.50%	9.20%
Post-tax WACC	6.60%	7.00%
Argentina [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	21.60%	19.60%
Post-tax WACC	14.80%	11.30%
Brazil [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.30%	10.70%
Post-tax WACC	5.60%	6.60%
South America [member] | FEMSA Comercio - Health Division [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.40%	9.00%
Post-tax WACC	6.60%	6.30%
Expected Annual Long- Term	3.00%	3.00%
Expected Volume Growth Rates	0.30%	0.40%
Uruguay [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.40%
Post-tax WACC	6.80%
2020-2029 [member] | Mexico [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	3.50%
Expected Volume Growth Rates	0.70%
2020-2029 [member] | Colombia [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	3.10%
Expected Volume Growth Rates	4.00%
2020-2029 [member] | Costa Rica [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	2.20%
Expected Volume Growth Rates	2.10%
2020-2029 [member] | Guatemala [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	4.00%
Expected Volume Growth Rates	8.50%
2020-2029 [member] | Nicaragua [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	4.40%
Expected Volume Growth Rates	3.00%
2020-2029 [member] | Panama [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	2.00%
Expected Volume Growth Rates	5.40%
2020-2029 [member] | Argentina [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	39.20%
Expected Volume Growth Rates	3.70%
2020-2029 [member] | Brazil [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	3.60%
Expected Volume Growth Rates	2.00%
2020-2029 [member] | Uruguay [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	7.40%
Expected Volume Growth Rates	2.00%
2019 - 2028 [member] | Mexico [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		4.00%
Expected Volume Growth Rates		1.40%
2019 - 2028 [member] | Colombia [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		3.10%
Expected Volume Growth Rates		4.00%
2019 - 2028 [member] | Costa Rica [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		4.00%
Expected Volume Growth Rates		1.60%
2019 - 2028 [member] | Guatemala [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		3.20%
Expected Volume Growth Rates		7.30%
2019 - 2028 [member] | Nicaragua [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		6.20%
Expected Volume Growth Rates		3.80%
2019 - 2028 [member] | Panama [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		2.40%
Expected Volume Growth Rates		3.00%
2019 - 2028 [member] | Argentina [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		21.90%
Expected Volume Growth Rates		2.70%
2019 - 2028 [member] | Brazil [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		3.80%
Expected Volume Growth Rates		1.70%